Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Loss for the period	$ (5,211,028)	$ (10,091,635)
Proceeds from office security deposit	100,000
Items not affecting cash:
Amortization (Note 7)	135,883	215,234
Amortization of intangible assets (Note 10)	1,983,137	1,896,787
Finance expense		60,280
Loss on sale of equipment	51,770
Accrued interest	2,582	17,456
Effect of foreign exchange	(3,196)	3,180
Change in fair value of warrant liability		(361,055)
Share-based compensation	(1,154,308)	1,255,588
Changes in non-cash working capital items:
Receivables	31,463	37,560
Prepaids	(972)	85,496
Deferred revenue	(35,799)	(85,969)
Accounts payable and accrued liabilities	(258,451)	(103,796)
Cash used in operating activities	(4,358,920)	(7,070,874)
FINANCING ACTIVITIES
Repayment of notes payable – related party	(821,292)	(64,550)
Proceeds from warrant exercises	4,446,200
Proceeds from share issuances	2,250,000	10,032,360
Payments for lease liabilities	(131,142)	(194,397)
Payments of share issuance costs	(380,788)	(1,214,201)
Cash provided by financing activities	5,362,978	8,559,212
INVESTING ACTIVITIES
Purchase of equipment		(40,211)
Proceeds from sale of equipment	4,899
Development of intangible assets	(19,005)	(2,096,982)
Cash used in investing activities	(14,106)	(2,137,193)
Change in cash during the period	989,952	(648,855)
Cash - Beginning of period	1,178,846	1,678,156
Cash - End of period	$ 2,168,798	$ 1,029,301